CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ARS ($) $ in Millions		Equity attributable to Controlling Company	Outstanding shares, Capital nominal value		Treasury shares, Capital nominal value [1]	Inflation adjustment	Treasury shares acquisition cost [1]	Contributed Surplus	Legal reserve	Special reserve for IFRS implementation	Voluntary reserve for capital investments	Facultative		Voluntary reserve for future dividends payments	Other comprehensive results	Retained earnings	Equity attributable to non-controlling interest	Total
Balances as of at Dec. 31, 2018		$ 713,438.0	$ 2,154.0	[1]	$ 15.0	$ 141,572.0	$ (5,674.0)	$ 402,563.0	$ 7,161.0	$ 3,084.0	$ 10,433.0	$ 35,821.0	[2]	$ 34,720.0	$ (3,506.0)	$ 85,095.0	$ 10,201.0	$ 723,639.0
- Reserves constitution	[3]								841.0			46,532.0	[2]	19,914.0		(67,287.0)
- Dividends	[3]	(34,934.0)												(17,126.0)		(17,808.0)		(34,934.0)
Dividends to non-controlling shareholders	[3]																(537.0)	(537.0)
Capital reduction					$ (15.0)	(1,976.0)	$ 5,674.0									(3,683.0)
Irrevocable Call and Put Option on the shares of AVC Continente Audiovisual valuation adjustment	[4]	(234.0)													(234.0)			(234.0)
Increase in Tuves shareholding	[5]	71.0													71.0		(193.0)	(122.0)
Resolutions of the General Extraordinary Shareholders' Meeting held on
- Dividends	[6]	(38,646.0)										(4,349.0)	[2]	(34,297.0)				(38,646.0)
Adesol dividends		(48.0)													(48.0)			(48.0)
Comprehensive income:
Net (loss) income for the year		(9,034.0)														(9,034.0)	1,045.0	(7,989.0)
Other comprehensive loss		(3,703.0)													(3,703.0)		(715.0)	(4,418.0)
Total Comprehensive (loss) income		(12,737.0)													(3,703.0)	(9,034.0)	330.0	(12,407.0)
Balances as of at Dec. 31, 2019		626,910.0	2,154.0	[1]		139,596.0		402,563.0	8,002.0	3,084.0	10,433.0	78,004.0	[2]	3,211.0	(7,420.0)	(12,717.0)	9,801.0	636,711.0
Absorption of negative Retained earnings											(3,681.0)	(8,965.0)	[2]			12,646.0
Reserves reallocation								(20,756.0)			$ (6,752.0)	20,756.0	[2]	6,752.0
Dividends to non-controlling shareholders	[3]																(556.0)	(556.0)
Irrevocable Call and Put Option on the shares of AVC Continente Audiovisual valuation adjustment		52.0													52.0			52.0
Resolutions of the General Extraordinary Shareholders' Meeting held on
- Dividends	[6]	(38,809.0)										(28,846.0)	[2]	$ (9,963.0)				(38,809.0)
Comprehensive income:
Net (loss) income for the year		(8,626.0)														(8,626.0)	922.0	(7,704.0)
Other comprehensive loss		(2,242.0)													(2,242.0)		(508.0)	(2,750.0)
Total Comprehensive (loss) income		(10,868.0)													(2,242.0)	(8,626.0)	414.0	(10,454.0)
Balances as of at Dec. 31, 2020		577,285.0	2,154.0	[1],[7]		139,596.0		381,807.0	8,002.0	3,084.0		60,949.0	[2]		(9,610.0)	(8,697.0)	9,659.0	586,944.0
Absorption of negative Retained earnings												(8,626.0)				8,626.0
- Reserves constitution								(17,688.0)				17,688.0
Dividends to non-controlling shareholders																	(834.0)	(834.0)
Irrevocable Call and Put Option on the shares of AVC Continente Audiovisual valuation adjustment	[5]	188.0													188.0		(24.0)	164.0
Resolutions of the General Extraordinary Shareholders' Meeting held on
- Dividends	[4]	(40,020.0)										(40,020.0)						(40,020.0)
Comprehensive income:
Net (loss) income for the year		8,665.0														8,665.0	1,275.0	9,940.0
Other comprehensive loss		(4,695.0)													(4,695.0)		(1,504.0)	(6,199.0)
Total Comprehensive (loss) income		3,970.0													(4,695.0)	8,665.0	(229.0)	3,741.0
Balances as of at Dec. 31, 2021		$ 541,423.0	$ 2,154.0	[7]		$ 139,596.0		$ 364,119.0	$ 8,002.0	$ 3,084.0		$ 29,991.0			$ (14,117.0)	$ 8,594.0	$ 8,572.0	$ 549,995.0

[1]	As of December 31, 2019 and December 31, 2020 total shares, were issued and fully paid.
[2]	Corresponds to the Facultative Reserve to maintain the capital investments level and the current level of solvency.
[3]	Corresponds to non-controlling shareholders of Núcleo.
[4]	See Note 3.d.1.b).
[5]	See Note 3.d.1.a).
[6]	See Note 4.b)
[7]	As of December 31, 2021 total shares, were issued and fully paid.